SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$3,007	$3,259	$2,034	$2,048
Gross profit	1,158	1,590	1,757	1,783
R&D expenses	162	185	217	228
S&M expenses	377	423	388	458
Segment profit	$619	$982	$1,152	$1,097

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$9,143	$8,274	$6,119	$6,471
Gross profit	3,844	3,861	5,362	5,632
R&D expenses	553	448	722	702
S&M expenses	1,202	1,178	1,288	1,393
Segment profit	$2,089	$2,235	$3,352	$3,537

	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Generic medicines profit	$619	$982	$2,089	$2,235
Specialty medicines profit	1,152	1,097	3,352	3,537
Total segment profit	1,771	2,079	5,441	5,772
Profit of other activities	17	19	61	28
	1,788	2,098	5,502	5,800
Amounts not allocated to segments:
Amortization	357	429	1,088	811
General and administrative expenses	330	310	838	925
Goodwill impairment	-	-	6,100	-
Impairments, restructuring and others	550	(410)	1,209	421
Inventory step-up	-	152	67	243
Other R&D expenses	150	252	176	262
Costs related to regulatory actions taken in facilities	(1)	46	48	123
Legal settlements and loss contingencies	(20)	533	324	674
Other unallocated amounts	44	21	119	50

Consolidated operating income (loss)	378	765	(4,467)	2,291
Financial expenses - net	259	150	704	553
Consolidated income (loss) before income taxes	$119	$615	$(5,171)	$1,738

Schedule of net sales by product line
	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$3,007	$3,259	$2,034	$2,048
Gross profit	1,158	1,590	1,757	1,783
R&D expenses	162	185	217	228
S&M expenses	377	423	388	458
Segment profit	$619	$982	$1,152	$1,097

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)		(U.S. $ in millions)

Revenues	$9,143	$8,274	$6,119	$6,471
Gross profit	3,844	3,861	5,362	5,632
R&D expenses	553	448	722	702
S&M expenses	1,202	1,178	1,288	1,393
Segment profit	$2,089	$2,235	$3,352	$3,537

c. Net revenues from specialty medicines:
	Three months ended		Nine months ended
	September 30,		September 30,
	2017	2016	2017	2016

	(U.S. $ in millions)

CNS	$1,146	$1,302	$3,442	$4,040
Copaxone®	987	1,061	2,980	3,208
Azilect®	36	101	130	322
Nuvigil®	21	21	52	175
Respiratory	351	270	977	949
ProAir®	155	118	399	426
QVAR®	95	96	300	346
Oncology	302	269	852	871
Treanda® and Bendeka®	181	149	501	511
Women's health	119	109	358	336
Other Specialty*	116	98	490	275
Total Specialty Medicines	$2,034	$2,048	$6,119	$6,471

* Includes aggregate payments of $150 million related to the Ninlaro® transaction in the first half of 2017.

Schedule of sales percentage by therapeutic category
b. Segment revenues by geographic area:
	Three months ended		Nine months ended
	September 30,		September 30,

	2017	2016	2017	2016

	(U.S. $ in millions)
Generic Medicines
United States	$1,179	$1,293	$3,850	$3,161
Europe	985	933	2,930	2,494
Rest of the World	843	1,033	2,363	2,619
Total Generic Medicines	3,007	3,259	9,143	8,274
Specialty Medicines
United States	1,493	1,558	4,521	5,007
Europe	447	406	1,304	1,214
Rest of the World	94	84	294	250
Total Specialty Medicines	2,034	2,048	6,119	6,471
Other Revenues
United States	317	12	941	19
Europe	80	71	237	176
Rest of the World	172	173	486	471
Total Other Revenues	569	256	1,664	666
Total Revenues	$5,610	$5,563	$16,926	$15,411